Supplement to the
Fidelity Managed Retirement 2035 Fund℠
Class K6
September 29, 2023
Summary Prospectus

Effective on or about May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

R99-K6-SUSTK-0524-100 1.9916490.100	May 30, 2024
Supplement to the
Fidelity Managed Retirement 2035 Fund℠
Class Z6
September 29, 2023
Summary Prospectus

Effective on or about May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

R99Z6-SUSTK-0524-100 1.9916491.100	May 30, 2024